Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 1,229	€ 1,149	€ 964
Guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	3,815	3,794	3,291
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,007	1,042	695
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 2,808	€ 2,752	€ 2,596